Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of Events After Reporting Period [abstract]
Subsequent Events

NOTE 54. SUBSEQUENT EVENTS
Dividends
On February 28, 2024, Galicia Asset Management S.A.U. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.32,372,822.
On March 26, 2024, Galicia Warrants S.A. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.516,555.
On April 16, 2024, Galicia Securities S.A.U. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of USD10,000.
On April 23, 2024, Galicia Seguros S.A.U. held an Extraordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.8,242,885.
On April 23, 2024, Sudamericana Holding S.A. held an Extraordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.8,242,885.
Irrevocable Contributions
On January 03, 2024, Grupo Financiero Galicia S.A. made a contribution to Galicia Holdings US Inc for the sum of USD100.
On January 05, 2024, Grupo Financiero Galicia S.A. made a contribution in favor of its subsidiary Galicia Ventures LP for the sum of Ps.476,771.
On January 05, 2024, Grupo Financiero Galicia S.A. made a contribution in favor of the subsidiary Galicia Investments LLC in the amount of Ps.4,817.
On January 18, 2024, Grupo Financiero Galicia S.A. made a contribution in favor of the subsidiary Galicia Holdings US Inc in the amount of USD1,211.
On February 21, 2024, Grupo Financiero Galicia S.A. made a contribution in favor of the subsidiary Galicia Ventures LP in the amount of Ps.489,297.
On February 21, 2024, Grupo Financiero Galicia S.A. made a contribution in favor of the subsidiary Galicia Investments LLC in the amount of Ps.4,943.
On February 29, 2024, Tarjetas Regionales S.A. made a contribution in favor of the subsidiary Naranja Digital Compañía Financiera S.A.U. in the amount of Ps.590,349.
On Mar 6, 2024, Grupo Financiero Galicia S.A. made a contribution in favor of the subsidiary Agri Tech Investments LLC in the amount of Ps.664,749.
On Mar 12, 2024, Grupo Financiero Galicia S.A. made a contribution in favor of the subsidiary Agri Tech Investments LLC in the amount of Ps.26,642.
On Mar 25, 2024, Grupo Financiero Galicia S.A. made a contribution in favor of the subsidiary IGAM LLC in the amount of Ps.5,680,278.
Debt Securities
On February 05, 2024, Tarjeta Naranja S.A.U. issued and placed Class LXI Debt Security. The aforementioned issuance was made for an amount of Ps.51,655,495, maturing 12 months from the issuance date. Interest will be accrued at Badlar rate plus a 3.50% margin, to be paid quarterly.
On January 11, 2024, Banco de Galicia y Buenos Aires S.A.U. issued and placed Class XIII Debt Security. The aforementioned issuance was made for an amount of Ps.41,327,205, maturing 6 months from the issuance date. Interest will be accrued at Badlar rate plus a 2.00% margin, to be paid together with the full principal amount at maturity.
Shareholders' meeting
On February 26, 2024, Tarjeta Naranja S.A.U. held an Extraordinary Shareholders' Meeting, at which the shareholders, as a consequence of the Merger with Cobranzas Regionales S.A., approved a capital increase in the amount of Ps.1,063.
On March 13, 2024, an Ordinary Shareholders' Meeting of Banco de Galicia y Buenos Aires S.A.U. was held. At the aforementioned Meeting, among other items, it was resolved:
•To distribute the unallocated results as follows: (i) to Legal Reserve the amount of Ps.102,696,763; (ii) to Optional Reserve for Future Profit Distributions the amount of Ps.410,787,054.
•To set aside the amount of up to Ps.339,021,885 to be used for the Distribution of Cash Dividends for up to said amount, subject to the prior authorization of the Central Bank of the Argentine Republic.
On April 3, 2024, the Ordinary Shareholders' Meeting of Banco de Galicia y Buenos Aires S.AU. decided that the amount of the dividends approved at the meeting of March 13, 2024, would be paid in a homogeneous currency at the time of payment and in 6 installments, in accordance with the provisions of Com. "A" 7984 of the Central Bank of Argentina.
On April 16, 2024, an Ordinary Shareholders' Meeting of Naranja Digital Compañía Financiera S.A.U. was held. At the aforementioned Meeting, among other items, it was resolved:
•Absorb the negative unallocated results through: (i) the use of the account corresponding to Adjustments to Irrevocable Contributions for the total amount of Ps.10,246,763; (ii) the use of Irrevocable Contributions for the total amount of Ps.3,150,121.
On April 19, 2024, an Ordinary Shareholders' Meeting of Tarjetas Regionales S.A. was held. At the aforementioned Meeting, among other items, it was resolved:
•To distribute the unallocated results as follows: (i) to Legal Reserve the amount of Ps.1,386,122; (ii) to Optional Reserve for Future Profit Distributions the amount of Ps.26,336,335.
•To set aside the amount of up to Ps.36,648,189 to be used for the Distribution of Cash Dividends for up to said amount.
On April 23, 2024, an Ordinary Shareholders' Meeting of Inviu S.A.U. was held. At the aforementioned Meeting, among other items, it was resolved:
•To distribute the unallocated results as follows: (i) to Legal Reserve the amount of Ps.51,734; (ii) to Optional Reserve for Future Profit Distributions the amount of Ps.982,947.
On April 25, 2024, an Ordinary Shareholders' Meeting of Agri Tech Investments Argentina S.A.U. was held. At the aforementioned Meeting, among other items, it was resolved:
•Absorb the negative unallocated results through: (i) the use of the account corresponding to Adjustments to Irrevocable Contributions for the total amount of Ps.1,100,883; (ii) the use of Irrevocable Contributions for the total amount of Ps.346,583.
Business combination
On April 09, 2024, Grupo Financiero Galicia S.A. ("Grupo Galicia") and its main subsidiary, Banco de Galicia y Buenos Aires S.A.U. ("Banco Galicia"), have entered into a share purchase agreement (the "Agreement") with HSBC Latin America B.V. ("HLA"), pursuant to which they will simultaneously acquire the stakes currently held directly by HLA at HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., and HSBC Bank Argentina S.A. (together with HSBC Argentina Holdings S.A. and HSBC Participaciones (Argentina) S.A., the "Direct Holdings").
Banco Galicia will be the buyer of 57.89% of the Direct Holdings, and Grupo Galicia will be the buyer of the remaining 42.11%.
Therefore, Banco Galicia and Grupo Galicia simultaneously acquire, directly and indirectly, the 99.99383% of the equity capital and voting rights of HSBC Bank Argentina S.A. and 100.00% of HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A.
For the acquisition of the aforementioned shares, Banco Galicia will pay the amount of USD 274,977,500, in accordance with the Agreement, and Grupo Galicia will pay with class B shares to be issued in favor of HLA (in the form of ADRs - American Depositary Receipts - "ADRs"), for an equivalent value of USD 200,022,500 (the "Consideration"). The issuance of Grupo Galicia's class B shares to be contributed in kind will be resolved by a Shareholders´ meeting of Grupo Galicia to be timely called. The Consideration is subject to adjustments based on parameters established in the Agreement, customary in this type of transactions.
Likewise, pursuant to the Agreement, Grupo Galicia will acquire at a price of USD 75,000,000 the Private and Subordinated Negotiable Obligations issued by HSBC Bank Argentina S.A., with HSBC LATIN AMERICA HOLDINGS (UK) Limited as the creditor. These obligations have a maturity date in 2027 and a face value of USD 100,000,000, provided they are not previously prepaid. Said acquisition will also be paid with class B shares to be issued in favor of said creditor (in the form of ADRs - American Depositary Receipts -).
The sale and other effects arising from the Agreement are subject to the prior approval of the Argentine Central Bank.